Loans And Allowance For Credit Losses (Outstanding Recorded Investment Balances Of Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	¥ 914,567		¥ 907,744
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	565,321	[1]	528,133	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	281,679	[1]	257,049	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	15,819	[1]	13,751	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	65,349	[1]	64,028	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	58,689	[1]	57,480	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	105,737	[1]	95,809	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	1,071	[1]	1,156	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	11,604	[1]	11,996	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	10,575	[1]	10,496	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	14,798	[1]	16,368	[1]
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	112,015	[1]	114,275	[1]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	76,615	[1]	99,359	[1]
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	96,093	[2]	103,614	[2]
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances	48,085		51,780
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	55,396	[2]	62,363	[2]
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances	25,287		23,697
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	9,127	[2],[3]		[2],[3]
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances	¥ 1,452

[1]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 and September 30, 2014 are nonaccrual TDRs as follows: ¥51,780 million and ¥48,085 million-Card; ¥23,697 million and ¥25,287 million-MUAH; and nil and ¥1,452 million-Krungsri, respectively.
[3]	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no TDRs were stated at March 31, 2014 in the above table.